CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net income	$ 19,102	$ 17,285
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	5,209	4,455
Deferred income taxes	1,408	235
Stock-based compensation	980	917
Net change in unrealized gains and losses on investments	(364)	(1,197)
Net change in accrued interest, premiums, and discounts on investments	173	125
Other	(6)	(3)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	26,502	23,497
Changes in operating assets and liabilities:
Accounts receivable	(3,354)	(1,193)
Accounts receivable	3,354	1,193
Inventories	(1,018)	(3,149)
Inventories	1,018	3,149
Prepaid expenses	(311)	(280)
Other non-current assets	(57)	(90)
Accounts payable and accrued liabilities	542	862
Accrued income and other taxes	180	153
Other non-current liabilities	912	859
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	24,132	20,913
Cash flows from investing activities:
Property, plant and equipment additions	(9,977)	(7,598)
Purchase of investments	(45,843)	(26,887)
Proceeds from maturities of investments	28,121	24,035
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(27,699)	(10,450)
Cash flows from financing activities:
Shares tendered for employees’ withholding taxes on stock-based compensation	(579)	(90)
Dividends paid	(5,005)	(4,446)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(5,584)	(4,536)
Net change in cash and cash equivalents	9,151	5,927
Cash and cash equivalents at beginning of period	58,753
Cash and cash equivalents at end of period	49,602	36,063
Cash paid for:
Income taxes	$ 2,104	$ 5,592